Nature of Operations and Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Details
Entity Incorporation, Date of Incorporation	Apr. 23, 2012	Apr. 23, 2012
Entity Incorporation, State Country Name	Delaware	Delaware